TRANSACTIONS - Narrative (Details) (USD $)	12 Months Ended	4 Months Ended	9 Months Ended
	Dec. 28, 2012	Dec. 28, 2012	Sep. 07, 2012	Jun. 27, 2012	Jun. 21, 2012	Nov. 30, 2010
Majority Shareholder
Business Acquisition [Line Items]
Expenses from transactions with related party	$ 10,900,000
ABL Facility | Line of Credit
Business Acquisition [Line Items]
Debt, face amount			275,000,000
OpCo Notes
Business Acquisition [Line Items]
Debt, face amount						300,000,000
Aggregate consent payment					1,500,000
Stated interest rate					7.50%	7.00%
Aggregate principle consent amount				296,300,000
Percent of principal amount outstanding of consent solicitation				98.80%
HoldCo Notes
Business Acquisition [Line Items]
Debt, face amount			365,000,000
Proceeds from issuance of long-term debt		365,000,000
Merger Agreement
Business Acquisition [Line Items]
Stated share price for merger agreement (in dollars per share)			$ 25.5
Shares Rolled into Company from Partner			927,386
Merger Agreement | Stock Options
Business Acquisition [Line Items]
Merger option exchange ratio			10
Merger option exchange fair value			$ 255.00
GSCP Parties | Merger Agreement
Business Acquisition [Line Items]
Percentage of common stock owned after merger			84.00%
P2 Parties | Merger Agreement
Business Acquisition [Line Items]
Percentage of common stock owned after merger			14.00%
Certain Members of Management | Merger Agreement
Business Acquisition [Line Items]
Percentage of common stock owned after merger			2.00%
Predecessor
Business Acquisition [Line Items]
Proceeds from issuance of long-term debt			0
Predecessor | Terminated Asset-Based Revolving Credit Facility | Revolving Credit Facility
Business Acquisition [Line Items]
Debt, face amount			$ 225,000,000